Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 12,002,323	$ 1,690,492	¥ 12,704,172	¥ 14,575,719
Cost and expenses:
Cost of revenues (including share-based compensation of RMB17,941, RMB14,195 and RMB6,307 in 2021, 2022 and 2023, respectively)	(7,025,394)	(989,506)	(7,421,419)	(8,383,431)
Research and development (including share-based compensation of RMB139,571, RMB88,797 and RMB64,561 in 2021, 2022 and 2023, respectively)	(884,590)	(124,592)	(1,006,219)	(1,131,781)
Sales and marketing (including share-based compensation of RMB70,821, RMB38,432 and RMB29,066 in 2021, 2022 and 2023, respectively)	(1,414,949)	(199,291)	(2,073,617)	(2,604,309)
General and administrative (including share-based compensation of RMB247,438, RMB260,060 and RMB167,167 in 2021, 2022 and 2023, respectively)	(502,479)	(70,773)	(596,006)	(624,700)
Impairment loss on goodwill and intangible assets	0	0	0	(4,397,012)
Total cost and expenses	(9,827,412)	(1,384,162)	(11,097,261)	(17,141,233)
Other operating income	130,105	18,325	20,632	175,947
(Loss) income from operations	2,305,016	324,655	1,627,543	(2,389,567)
Interest income	436,253	61,445	368,879	384,279
Interest expense	(62,223)	(8,764)	(83,530)	(73,776)
Other gain or (loss), net	(26,685)	(3,759)	118,325	(16,000)
(Loss) income before income tax and share of loss on equity method investments	2,652,361	373,577	2,031,217	(2,095,064)
Income tax expense	(630,023)	(88,737)	(562,281)	(822,556)
(Loss) income before share of loss on equity method investments	2,022,338	284,840	1,468,936	(2,917,620)
Share of (loss) income on equity method investments	(70,643)	(9,950)	11,073	(8,084)
Net (loss) income	1,951,695	274,890	1,480,009	(2,925,704)
Less: net loss attributable to non-controlling interest	(5,886)	(829)	(4,274)	(11,996)
Net (loss) income attributable to the shareholders of Hello Group Inc.	¥ 1,957,581	$ 275,719	¥ 1,484,283	¥ (2,913,708)
Net (loss) income per share attributable to ordinary shareholders
Basic | (per share)	¥ 5.18	$ 0.73	¥ 3.8	¥ (7.2)
Diluted | (per share)	¥ 4.92	$ 0.69	¥ 3.65	¥ (7.2)
Weighted average shares used in calculating net (loss) income per ordinary share
Basic	377,639,399	377,639,399	390,176,367	404,701,910
Diluted	401,833,328	401,833,328	423,810,279	404,701,910